PROPERTY AND EQUIPMENT	12 Months Ended
Oct. 31, 2021
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

At October 31, 2021 and 2020, property and equipment consisted of the following:

	Useful Life	October 31, 2021	October 31, 2020
Office equipment and furniture	3 – 5 Years	$58,965	$53,144
Less: accumulated depreciation		(47,700)	(38,047)
		$11,265	$15,097

For the years ended October 31, 2021, 2020 and 2019, depreciation expense amounted to $7,862, $9,625 and $8,677, respectively, which was included in operating expenses.